ALLIANCE
                              --------------------
                                     UTILITY
                              --------------------
                                     INCOME
                              --------------------
                                      FUND
                              --------------------

                                                               Annual Report
                                                               November 30, 1998

                                                      ALLIANCE CAPITAL [LOGO](R)

LETTER TO SHAREHOLDERS                              Alliance Utility Income Fund
================================================================================

January 7, 1999

Dear Shareholder:

This annual shareholder report reviews investment results and market activity for Alliance Utility Income Fund for the six- and 12-month periods ended November 30, 1998. Total returns for your Fund are provided in the following table. For comparison, we have also supplied performance data for the Fund's benchmark, the New York Stock Exchange ("NYSE") Utility Index, and for the Standard & Poor's 500 Stock Index (the "S&P 500"), and the Lipper Utility Funds Average ("Lipper Average").

--------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended November 30, 1998

                                             Total Returns
                                        6 Months      12 Months
                                     -------------  -------------

Alliance Utility Income Fund
  Class A                                10.77%        24.99%
  Class B                                10.44%        24.02%
  Class C                                10.42%        24.16%
NYSE Utility Index                       12.74%        29.32%

S&P 500 Stock Index                       7.48%        23.68%

Lipper Utility Funds Average              5.15%        17.75%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total returns for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The NYSE Utility Index is comprised of 384 utility stocks and is one of four subgroup indices of the NYSE Composite Index. The NYSE Composite Index is a capitalization-weighted price only indicator that measures the changes in aggregate market value of NYSE common stocks, adjusted to eliminate the effects of capitalization changes, new listings and delistings. The Lipper Utility Funds Average (Lipper Average) consists of funds with similar investment objectives to the Alliance Utility Income Fund, although the investment policies of funds within the Lipper universe may differ. For both the six- and 12-month periods ended November 30, 1998, the Lipper Average consisted of 101 funds. The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies, and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index or an average.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW

For the six- and 12-month periods ended November 30, 1998 your Fund underperformed the NYSE Utility Index, but outperformed the S&P 500 and its peer group as represented by the Lipper Average.

Utility stocks tend to perform well during times of market stress. The fourth quarter of 1997 witnessed the relatively sharp outperformance of utilities brought on by the Asian crisis. The first half of 1998 marked a reduction of Asian tensions and a return to higher comfort levels, and therefore, utilities did not keep up with the consequent overall rise in the broader market.

In August of 1998, a renewed bout of nervousness due to the Russian debt crisis and domestic hedge fund problems caused the broad market to plummet, but the perceived safe haven nature of utilities again bolstered the sector. For that month, the S&P 500 dropped 14.5% while your Fund's decline was 5.2%. Finally, the market's subsequent rebound caused the S&P 500 to outperform the utility sector once again.

Your Fund's underperformance relative to its benchmark, the NYSE Utility Index, is largely due to the 5% weighting in the index of Lucent Technologies, the communications technology company spun out of AT&T Corporation. Lucent stock, which is not a holding of your Fund, appreciated 95% over the past 12 months.

INVESTMENT OUTLOOK

Three factors will converge in 1999 that may point to continued good performance of the utility sector. First, the global turmoil evident in 1998 has moderated, but has not disappeared. Any intensification of the emerging markets financial crisis in 1999 will once again highlight the safe haven nature of utilities. Second, in its successful attempt to calm the markets, the Federal Reserve has begun to ease. Historically, easing has led to reduced long-term interest rates which are typically favorable for utility stock performance. Third, corporate earnings growth is liable to slow in 1999 as global economic problems dampen domestic business activity. Utility earnings growth is normally low relative to the broad market, but 1999 may see utility earnings growing more comparably to the broad market.

Thank you for your continued interest in Alliance Utility Income Fund. We look forward to reporting to you on

                                                    Alliance Utility Income Fund
================================================================================

market activity and your Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul Rissman

Paul Rissman
Senior Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                   Alliance Utility Income Fund
================================================================================

Alliance Utility Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of November 30, 1998

                              --------------------
                                 CLASS A SHARES
                              --------------------

                                             Without          With
                                          Sales Charge    Sales Charge
                                         ------------------------------

One Year                                     24.99%          19.71%
Five Years                                   13.68%          12.70%
Since Inception*                             13.16%          12.22%

                              --------------------
                                 CLASS B SHARES
                              --------------------

                                             Without          With
                                          Sales Charge    Sales Charge
                                         ------------------------------

One Year                                     24.02%          20.02%
Five Years                                   12.88%          12.88%
Since Inception*                             12.36%          12.36%

                              --------------------
                                 CLASS C SHARES
                              --------------------

                                             Without          With
                                          Sales Charge    Sales Charge
                                         ------------------------------

One Year                                     24.16%          23.16%
Five Years                                   12.90%          12.90%
Since Inception*                             12.40%          12.40%

SEC Average Annual Total Returns as of the most recent quarter-end (September 30, 1998)

                               Class A       Class B       Class C
                              ---------     ---------     ---------

1 Year                         24.36%         24.90%        27.96%
Since Inception*               11.83%         12.01%        12.04%

The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*     Inception: 10/18/93 Class A and Class B; 10/27/93 Class C.

                                                    Alliance Utility Income Fund
================================================================================

ALLIANCE UTILITY INCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/93* TO 11/30/98

                                [GRAPHIC OMITTED]

      This chart illustrates the total value of an assumed $10,000 investment in Alliance Utility Income Fund Class A shares (from 10/31/93 to 11/30/98) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      The NYSE Utility Index is an unmanaged index comprised of utility stocks traded on the New York Stock Exchange.

      When comparing Alliance Utility Income Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

--------------------------------------------------------------------------------
*     Month-end nearest to Fund's inception date of 10/18/93.

TEN LARGEST HOLDINGS
November 30, 1998                                   Alliance Utility Income Fund
================================================================================

---------------------------------------------------------------------------------------
COMPANY                            COUNTRY             VALUE      PERCENT OF NET ASSETS
---------------------------------------------------------------------------------------
BellSouth Corp.                 United States      $ 2,381,925             4.5%
---------------------------------------------------------------------------------------
U.S. West, Inc.                 United States        2,303,250             4.3
---------------------------------------------------------------------------------------
GPU, Inc.                       United States        2,234,437             4.2
---------------------------------------------------------------------------------------
Ameritech Corp.                 United States        2,035,100             3.8
---------------------------------------------------------------------------------------
Energy East Corp.               United States        1,963,312             3.7
---------------------------------------------------------------------------------------
Pinnacle West Capital Corp.     United States        1,954,631             3.7
---------------------------------------------------------------------------------------
Consolidated Edison, Inc.       United States        1,946,119             3.7
---------------------------------------------------------------------------------------
CMS Energy Corp.                United States        1,828,125             3.4
---------------------------------------------------------------------------------------
AT&T Corp.                      United States        1,771,357             3.3
---------------------------------------------------------------------------------------
NIPSCO Industries, Inc.         United States        1,729,437             3.3
---------------------------------------------------------------------------------------
                                                   $20,147,693            37.9%
---------------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended November 30, 1998
================================================================================

--------------------------------------------------------------------------------------------------
                                                                          SHARES
--------------------------------------------------------------------------------------------------
PURCHASES                                     COUNTRY            BOUGHT          HOLDINGS 11/30/98
--------------------------------------------------------------------------------------------------
Ameritech Corp.                            United States         11,400               37,600
--------------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                  United States         16,000               38,300
--------------------------------------------------------------------------------------------------
GPU, Inc.                                  United States         51,000               51,000
--------------------------------------------------------------------------------------------------
GTE Corp.                                  United States         27,000               27,000
--------------------------------------------------------------------------------------------------
MediaOne Group, Inc.                       United States         25,600               25,600
--------------------------------------------------------------------------------------------------
Omnipoint Corp. 7.00% cv. pfd.             United States         14,000               14,000
--------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                United States         12,400               42,900
--------------------------------------------------------------------------------------------------
Qualcomm Financial Trust I 5.75% cv. pfd.  United States         22,000               22,000
--------------------------------------------------------------------------------------------------
United States West, Inc.                   United States         23,700               37,000
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
SALES                                                             SOLD           HOLDINGS 11/30/98
--------------------------------------------------------------------------------------------------
Airtouch Communications, Inc. Cl.C
--------------------------------------------------------------------------------------------------
  4.25% cv. pfd.                           United States         13,500                   -0-
--------------------------------------------------------------------------------------------------
FPL Group, Inc.                            United States          5,800               16,800
--------------------------------------------------------------------------------------------------
KeySpan Energy Corp.                       United States          7,300               14,800
--------------------------------------------------------------------------------------------------
NTL Inc.                                   United States         20,137                   -0-
--------------------------------------------------------------------------------------------------
Pacific Enterprises Co.                    United States          6,500                   -0-
--------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras, SA (ADR)     United States          3,000                   -0-
--------------------------------------------------------------------------------------------------
Teleport Communications                    United States         11,800                   -0-
--------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 1998                                   Alliance Utility Income Fund
================================================================================

Company                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-81.0%

UNITED STATES INVESTMENTS-76.9%

UTILITIES-59.4%

ELECTRIC & GAS UTILITY-32.6%
AGL Resources, Inc. .................................      9,700     $   209,156
American Electric Power, Inc. .......................     22,500       1,043,437
CINergy Corp. .......................................     28,200         974,663
CMS Energy Corp. ....................................     37,500       1,828,125
Consolidated Edison, Inc. ...........................     38,300       1,946,119
DPL, Inc. ...........................................     34,200         684,000
Energy East Corp. ...................................     37,000       1,963,312
FPL Group, Inc. .....................................     16,800       1,029,000
GPU, Inc. ...........................................     51,000       2,234,437
KeySpan Energy Corp. ................................     14,800         439,375
MCN Energy Group, Inc. ..............................      7,400         140,138
New Jersey Resources Corp. ..........................      7,000         272,563
NIPSCO Industries, Inc. .............................     59,000       1,729,437
Northwest Natural Gas Co. ...........................      8,400         238,350
People's Energy Corp. ...............................      5,700         214,819
Pinnacle West Capital Corp. .........................     42,900       1,954,631
Questar Corp. .......................................     11,000         211,063
Sempra Energy .......................................      9,774         244,961
                                                                     -----------
                                                                      17,357,586
                                                                     -----------
TELEPHONE UTILITY-26.8%
Ameritech Corp. .....................................     37,600       2,035,100
AT&T Corp. ..........................................     28,427       1,771,357
Bell Atlantic Corp. .................................     18,400       1,023,500
BellSouth Corp. .....................................     27,300       2,381,925
Frontier Corp. ......................................     10,000         301,250
GTE Corp. ...........................................     27,000       1,674,000
MCI Worldcom, Inc. (a) ..............................     22,500       1,327,500
SBC Communications, Inc. ............................     30,000       1,438,125
U.S. West, Inc. .....................................     37,000       2,303,250
                                                                     -----------
                                                                      14,256,007
                                                                     -----------
                                                                      31,613,593
                                                                     -----------
CONSUMER SERVICES-10.6%

BROADCASTING & CABLE-8.3%
MediaOne Group, Inc. ................................     25,600       1,436,800
Merrill Lynch "Cox" STRYPES .........................     30,000       1,312,500
Omnipoint Corp. 7.00% cv. pfd. (a)(b) ...............     14,000         301,000
TCI Communications, Inc. Series A cv. pfd ...........     15,000       1,336,875
                                                                     -----------
                                                                       4,387,175
                                                                     -----------
ENTERTAINMENT & LEISURE-2.3%
CSC Holdings, Inc. Series I  8.50% cv. pfd ..........     20,000       1,250,000
                                                                     -----------
                                                                       5,637,175
                                                                     -----------
ENERGY-4.4%

DOMESTIC PRODUCERS-2.3%
Washington Gas Light Co. ............................      8,900         226,950
Williams Cos., Inc. 3.50% pfd .......................      7,500       1,013,906
                                                                     -----------
                                                                       1,240,856
                                                                     -----------
MISCELLANEOUS-2.1%
AES Trust I Series A 5.375% cv. pfd .................     16,000       1,082,000
                                                                     -----------
                                                                       2,322,856
                                                                     -----------
TECHNOLOGY-2.0%

MISCELLANEOUS-2.0%
Qualcomm Financial Trust I 5.75% cv. pfd ............     22,000       1,050,500
                                                                     -----------

                                                    Alliance Utility Income Fund
================================================================================

Company                                                  Shares           Value
--------------------------------------------------------------------------------

MULTI INDUSTRY COMPANY-0.5%

Southwest Gas Corp. ................................      11,100     $   263,625
                                                                     -----------
Total United States Investments
  (cost $31,577,735) ...............................                  40,887,749
                                                                     -----------
FOREIGN INVESTMENTS-4.1%

ARGENTINA-1.8%
Telecom Argentina, SA ..............................      15,000         457,500
Telefonica De Argentina ............................      15,000         485,625
                                                                     -----------
Total Argentina ....................................                     943,125
                                                                     -----------
MEXICO-1.4%
Telefonos de Mexico SA Series L (ADR) ..............      15,600         726,375
                                                                     -----------
PHILIPPINES-0.7%
Philippine Long Distance Telephone Co.
  3.50% cv. pfd. (GDS) .............................       7,800         374,400
                                                                     -----------
SOUTH KOREA-0.2%
Korea Electric Power Corp. .........................       6,890         132,713
                                                                     -----------
Total Foreign Investments (cost $1,993,197) ........                   2,176,613
                                                                     -----------
Total Common & Preferred Stocks
  (cost $33,570,932) ...............................                  43,064,362
                                                                     -----------

                                                       Principal
                                                         Amount
Company                                                   (000)           Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-18.8%

COMMERCIAL PAPER-18.8%
American Express Co. 4.69%, 12/01/98 ................     $2,320     $ 2,320,000
Ford Motor Credit Corp. 5.01%, 12/07/98 .............      2,300       2,298,079
General Electric Capital Corp. 4.75%, 12/02/98 ......      2,700       2,699,644
Prudential Funding Corp. 5.00%, 12/03/98 ............      2,700       2,699,250
                                                                     -----------
Total Short-Term Investments (cost $10,016,973) .....                 10,016,973
                                                                     -----------
TOTAL INVESTMENTS-99.8%
   (cost $43,587,905) ...............................                 53,081,335
Other assets less liabilities-0.2% ..................                     82,954
                                                                     -----------
NET ASSETS-100% .....................................                $53,164,289
                                                                     ===========

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, this security amounted to $301,000 or 0.6% of net assets.

      Glossary of Terms:

      ADR     - American Depositary Receipt.
      GDS     - Global Depositary Shares.
      STRYPES - Structured yield product exchangeable for stock.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998                                   Alliance Utility Income Fund
================================================================================

ASSETS
  Investments in securities, at value (cost $43,587,905)...........................   $  53,081,335
  Cash ............................................................................          34,305
  Receivable for capital stock sold................................................         362,736
  Dividends receivable.............................................................          93,853
  Receivable from Adviser..........................................................          10,188
                                                                                      -------------
  Total assets.....................................................................      53,582,417
                                                                                      -------------
LIABILITIES
  Payable for investment securities purchased......................................         122,572
  Payable for capital stock redeemed...............................................          91,796
  Distribution fee payable.........................................................          36,457
  Accrued expenses.................................................................         167,303
                                                                                      -------------
  Total liabilities................................................................         418,128
                                                                                      -------------
NET ASSETS.........................................................................   $  53,164,289
                                                                                      =============
COMPOSITION OF NET ASSETS
  Capital stock, at par............................................................   $       3,631
  Additional paid-in capital.......................................................      42,171,100
  Undistributed net investment income..............................................          78,086
  Accumulated net realized gain on investments and foreign currency transactions...       1,418,042
  Net unrealized appreciation of investments.......................................       9,493,430
                                                                                      -------------
                                                                                      $  53,164,289
                                                                                      =============
CALCULATION OF MAXIMUM OFFERING PRICE
  Class A Shares
  Net asset value and redemption price per share
    ($9,792,606 / 666,952 shares of capital stock issued and outstanding)..........         $14.68
  Sales charge--4.25% of public offering price.....................................            .65
                                                                                            ------
  Maximum offering price...........................................................         $15.33
                                                                                            ======
  Class B Shares
  Net asset value and offering price per share
    ($35,550,363 / 2,430,987 shares of capital stock issued and outstanding).......         $14.62
                                                                                            ======
  Class C Shares
  Net asset value and offering price per share
    ($7,297,878 / 498,293 shares of capital stock issued and outstanding)..........         $14.65
                                                                                            ======
  Advisor Class Shares
  Net asset value, redemption and offering price per share
    ($523,442 / 35,611 shares of capital stock issued and outstanding).............         $14.70
                                                                                            ======

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 1998                        Alliance Utility Income Fund
================================================================================

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld $6,009)..................  $  1,023,587
  Interest..........................................................       216,634    $  1,240,221
                                                                      ------------
EXPENSES
  Advisory fee......................................................       248,119
  Distribution fee - Class A........................................        19,852
  Distribution fee - Class B........................................       216,783
  Distribution fee - Class C........................................        46,693
  Administrative....................................................       120,000
  Custodian.........................................................        97,239
  Audit and legal...................................................        67,396
  Transfer agency...................................................        61,200
  Registration......................................................        56,491
  Amortization of organization expenses.............................        30,804
  Directors' fees...................................................        27,000
  Printing..........................................................        16,790
  Miscellaneous.....................................................         3,675
                                                                      ------------
  Total expenses....................................................     1,012,042
  Less: expenses waived and reimbursed by the Adviser (see Note B)..      (331,912)
                                                                      ------------
  Net expenses......................................................                       680,130
                                                                                      ------------
  Net investment income.............................................                       560,091
                                                                                      ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions......................                     1,421,293
  Net realized gain on foreign currency transactions................                           315
  Net change in unrealized appreciation of investments..............                     5,059,359
                                                                                      ------------
  Net gain on investments and foreign currency transactions.........                     6,480,967
                                                                                      ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................                  $  7,041,058
                                                                                      ============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Utility Income Fund
================================================================================

                                                                           Year Ended       Year Ended
                                                                          November 30,     November 30,
                                                                              1998             1997
                                                                         -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................................................  $     560,091    $     488,583
  Net realized gain on investments and foreign currency transactions...      1,421,608          850,732
  Net change in unrealized appreciation (depreciation) of investments
    and foreign currency denominated assets and liabilities............      5,059,359        2,862,563
                                                                         -------------    -------------
  Net increase in net assets from operations...........................      7,041,058        4,201,878
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A............................................................       (145,708)        (111,424)
    Class B............................................................       (362,844)        (338,258)
    Class C............................................................        (78,247)         (82,571)
    Advisor Class......................................................         (1,520)          (1,240)
  Net realized gain on investments
    Class A............................................................       (157,473)         (39,294)
    Class B............................................................       (561,587)        (161,376)
    Class C............................................................       (128,179)         (40,093)
    Advisor Class......................................................         (1,582)            (394)
CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)..............................................     25,206,430       (1,337,490)
                                                                         -------------    -------------
  Total increase.......................................................     30,810,348        2,089,738
NET ASSETS
  Beginning of year....................................................     22,353,941       20,264,203
                                                                         -------------    -------------
  End of year (including undistributed net investment income of
    $78,086 and $105,999, respectively)................................  $  53,164,289    $  22,353,941
                                                                         =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 1998                                   Alliance Utility Income Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $189,000 had been deferred and were amortized on a straight-line basis through October, 1998.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Utility Income Fund
================================================================================

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency reclasses, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain on investments and foreign currency transactions. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed an annual basis of 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended November 30, 1998, such reimbursement amounted to $331,912. The Adviser may terminate the voluntary waiver at any time.

Pursuant to the advisory agreement, the Fund paid $120,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $24,603 for the year ended November 30, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $5,701 from the sale of Class A shares and $52,306 and $1,252 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended November 30, 1998.

Brokerage commissions paid on investment transactions for the year ended November 30, 1998 amounted to $23,651, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

                                                    Alliance Utility Income Fund
================================================================================

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,335,170 and $528,453 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $19,435,693 and $4,627,216, respectively, for the year ended November 30, 1998. There were no purchases or sales of U.S. government and government agency obligations for the year ended November 30, 1998.

At November 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $10,172,723 and gross unrealized depreciation of investments was $679,293 resulting in net unrealized appreciation of $9,493,430.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                  ---------------------------     ------------------------------
                                             SHARES                           AMOUNT
                                  ---------------------------     ------------------------------
                                    Year Ended     Year Ended       Year Ended       Year Ended
                                   November 30,   November 30,     November 30,     November 30,
                                       1998           1997             1998             1997
                                   ------------   -----------     -------------    -------------
Class A
Shares sold......................      468,890      1,730,017     $   6,379,213    $  18,036,414
Shares issued in reinvestment of
  dividends and distributions....       20,981         10,445           269,518          111,231
Shares converted from Class B....       40,217         30,673           545,405          341,346
Shares redeemed..................     (192,896)    (1,752,374)       (2,611,790)     (18,288,355)
                                   -----------    -----------     -------------    -------------
Net increase.....................      337,192         18,761     $   4,582,346    $     200,636
                                   ===========    ===========     =============    =============
Class B
Shares sold......................    1,941,311        213,929     $  26,650,389    $   2,341,751
Shares issued in reinvestment of
  dividends and distributions....       36,970         22,683           472,569          239,712
Shares converted to Class A......      (40,339)       (30,725)         (545,405)        (341,346)
Shares redeemed..................     (693,665)      (301,747)       (9,518,629)      (3,266,806)
                                   -----------    -----------     -------------    -------------
Net increase (decrease)..........    1,244,277        (95,860)    $  17,058,924    $  (1,026,689)
                                   ===========    ===========     =============    =============

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Utility Income Fund
================================================================================

                                  ---------------------------     ------------------------------
                                             SHARES                           AMOUNT
                                  ---------------------------     ------------------------------
                                    Year Ended     Year Ended       Year Ended       Year Ended
                                   November 30,   November 30,     November 30,     November 30,
                                       1998           1997             1998             1997
                                   ------------   -----------     -------------    -------------
Class C
Shares sold......................       297,300        49,448     $   4,120,508    $     526,128
Shares issued in reinvestment of
  dividends and distributions....        14,697         9,866           187,278          104,557
Shares redeemed..................       (87,264)     (104,622)       (1,199,168)      (1,144,329)
                                   ------------   -----------     -------------    -------------
Net increase (decrease)..........       224,733       (45,308)    $   3,108,618    $    (513,644)
                                   ============   ===========     =============    =============
Advisor Class

Shares sold......................        34,635           627     $     491,497    $       6,498
Shares issued in reinvestment of
  dividends and distributions....           228           154             2,921            1,633
Shares redeemed..................        (2,634)         (524)          (37,876)          (5,924)
                                   ------------   -----------     -------------    -------------
Net increase.....................        32,229           257     $     456,542    $       2,207
                                   ============   ===========     =============    =============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 1998.

FINANCIAL HIGHLIGHTS                                Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                ---------------------------------------------------------------
                                                                            CLASS A
                                                ---------------------------------------------------------------
                                                                    Year Ended November 30,
                                                ---------------------------------------------------------------
                                                    1998          1997        1996         1995         1994
                                                ------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year.............    $12.48       $10.59       $10.22       $ 8.97       $ 9.92
                                                   ------       ------       ------       ------       ------
Income From Investment Operations
Net investment income (a)......................       .30(b)       .32(b)       .18(b)       .27(b)       .42
Net realized and unrealized gain (loss) on
  investment transactions......................      2.69         2.04          .65         1.43         (.89)
                                                   ------       ------       ------       ------       ------
Net increase (decrease) in net asset value
  from operations..............................      2.99         2.36          .83         1.70         (.47)
                                                   ------       ------       ------       ------       ------
Less: Dividends and Distributions
Dividends from net investment income...........      (.32)        (.34)        (.46)        (.45)        (.48)
Distributions from net realized gains..........      (.47)        (.13)          -0-          -0-          -0-
                                                   ------       ------       ------       ------       ------
Total dividends and distributions..............      (.79)        (.47)        (.46)        (.45)        (.48)
                                                   ------       ------       ------       ------       ------
Net asset value, end of year...................    $14.68       $12.48       $10.59       $10.22       $ 8.97
                                                   ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset
  value (c) ...................................     24.99%       23.10%        8.47%       19.58%       (4.86)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)........    $9,793       $4,117       $3,294       $2,748       $1,068
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements......      1.50%        1.50%        1.50%        1.50%        1.50%
  Expenses, before waivers/reimbursements......      2.48%        3.55%        3.38%        4.86%       13.72%
  Net investment income........................      2.23%        2.89%        1.67%        2.48%        4.13%
Portfolio turnover rate........................        16%          37%          98%         162%          30%

--------------------------------------------------------------------------------
See footnote summary on page 18.

FINANCIAL HIGHLIGHTS (continued)                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                ---------------------------------------------------------------
                                                                            CLASS B
                                                ---------------------------------------------------------------
                                                                    Year Ended November 30,
                                                ---------------------------------------------------------------
                                                    1998          1997        1996         1995         1994
                                                ------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year.............    $12.46       $10.57       $10.20       $ 8.96       $ 9.91
                                                   ------       ------       ------       ------       ------
Income From Investment Operations
Net investment income (a)......................       .21(b)       .25(b)       .10(b)       .18(b)       .37
Net realized and unrealized gain (loss) on
 investment transactions.......................      2.67         2.04          .67         1.45         (.91)
                                                   ------       ------       ------       ------       ------
Net increase (decrease) in net asset value
 from operations...............................      2.88         2.29          .77         1.63         (.54)
                                                   ------       ------       ------       ------       ------
Less: Dividends and Distributions
Dividends from net investment income...........      (.25)        (.27)        (.40)        (.39)        (.41)
Distributions from net realized gains..........      (.47)        (.13)          -0-          -0-          -0-
                                                   ------       ------       ------       ------       ------
Total dividends and distributions..............      (.72)        (.40)        (.40)        (.39)        (.41)
                                                   ------       ------       ------       ------       ------
Net asset value, end of year...................    $14.62       $12.46       $10.57       $10.20       $ 8.96
                                                   ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset
  value (c) ...................................     24.02%       22.35%        7.82%       18.66%       (5.59)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)........   $35,550      $14,782      $13,561      $10,988       $2,353
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements......      2.20%        2.20%        2.20%        2.20%        2.20%
  Expenses, before waivers/reimbursements......      3.21%        4.28%        4.08%        5.34%       14.42%
  Net investment income........................      1.56%        2.27%         .95%        1.60%        3.53%
Portfolio turnover rate........................        16%          37%          98%         162%          30%

--------------------------------------------------------------------------------
See footnote summary on page 18.

                                                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                ---------------------------------------------------------------
                                                                            CLASS C
                                                ---------------------------------------------------------------
                                                                    Year Ended November 30,
                                                ---------------------------------------------------------------
                                                    1998          1997        1996         1995         1994
                                                ------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year.............    $12.47       $10.59      $10.22        $ 8.97       $ 9.92
                                                   ------       ------      ------        ------       ------
Income From Investment Operations
Net investment income (a)......................       .21(b)       .25(b)      .11(b)        .18(b)       .39
Net realized and unrealized gain (loss) on
  investment transactions......................      2.69         2.03         .66          1.46         (.93)
                                                   ------       ------      ------        ------       ------
Net increase (decrease) in net asset value
  from operations..............................      2.90         2.28         .77          1.64         (.54)
                                                   ------       ------      ------        ------       ------
Less: Dividends and Distributions
Dividends from net investment income...........      (.25)        (.27)       (.40)         (.39)        (.41)
Distributions from net realized gains..........      (.47)        (.13)         -0-           -0-          -0-
                                                   ------       ------      ------        ------       ------
Total dividends and distributions..............      (.72)        (.40)       (.40)         (.39)        (.41)
                                                   ------       ------      ------        ------       ------
Net asset value, end of year...................    $14.65       $12.47      $10.59        $10.22       $ 8.97
                                                   ======       ======      ======        ======       ======
Total Return
Total investment return based on net asset
  value (c) ...................................     24.16%       22.21%       7.81%        18.76%       (5.58)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)........    $7,298       $3,413      $3,376        $3,500       $2,651
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements.....      2.20%        2.20%       2.20%         2.20%        2.20%
   Expenses, before waivers/reimbursements.....      3.22%        4.28%       4.07%         5.99%       14.42%
   Net investment income.......................      1.54%        2.27%        .94%         1.88%        3.60%
Portfolio turnover rate........................        16%          37%         98%          162%          30%

--------------------------------------------------------------------------------
See footnote summary on page 18.

FINANCIAL HIGHLIGHTS (continued)                    Alliance Utility Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           ------------------------------------
                                                                       ADVISOR CLASS
                                                           ------------------------------------
                                                                                     October 2,
                                                                                       1996(d)
                                                           Year Ended November 30,       to
                                                           -----------------------  November 30,
                                                              1998         1997         1996
                                                           ----------- -----------  -----------
Net asset value, beginning of period......................   $12.49       $10.59       $9.95
                                                             ------       ------      ------
Income From Investment Operations
Net investment income (a)(b)..............................      .37          .36         .03
Net realized and unrealized gain on investment
   transactions...........................................     2.66         2.04         .61
                                                             ------       ------      ------
Net increase in net asset value from
  operations..............................................     3.03         2.40         .64
                                                             ------       ------      ------
Less: Dividends and Distributions
Dividends from net investment income......................     (.35)        (.37)         -0-
Distributions from net realized gains.....................     (.47)        (.13)         -0-
                                                             ------       ------      ------
Total dividends and distributions.........................     (.82)        (.50)         -0-
                                                             ------       ------      ------
Net asset value, end of period............................   $14.70       $12.49      $10.59
                                                             ======       ======      ======
Total Return
Total investment return based on net asset value (c)......    25.34%       23.57%       6.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).................     $523          $42         $33
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements.................     1.20%        1.20%       1.20%(e)
  Expenses, before waivers/reimbursements.................     2.21%        3.29%       3.48%(e)
  Net investment income...................................     2.83%        3.28%       4.02%(e)
Portfolio turnover rate...................................       16%          37%         98%

--------------------------------------------------------------------------------
(a)   Net of fees waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Commencement of distribution.

(e)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                   Alliance Utility Income Fund
================================================================================

To the Board of Directors and Shareholders of Alliance Utility Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Utility Income Fund, Inc. (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 8, 1999

TAX INFORMATION (unaudited)
================================================================================

In order to meet certain requirements of the Internal Revenue Code we are advising you that $198,549 and $127,508 of the capital gain distributions paid by the Fund during the fiscal year November 30, 1998 are subject to the maximum tax rates of 28% and 20% respectively. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.

                                                    Alliance Utility Income Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
      U.S. Government Portfolio
      Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
      California Portfolio
      Insured California Portfolio
      Insured National Portfolio
      National Portfolio
      New York Portfolio
Alliance Municipal Income Fund II
      Arizona Portfolio
      Florida Portfolio
      Massachusetts Portfolio
      Michigan Portfolio
      Minnesota Portfolio
      New Jersey Portfolio
      Ohio Portfolio
      Pennsylvania Portfolio
      Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services

ACM Institutional Reserves
      Government Portfolio
      Prime Portfolio
      Tax-Free Portfolio
      Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
      California Portfolio
      Connecticut Portfolio
      Florida Portfolio
      General Portfolio
      Massachusetts Portfolio
      New Jersey Portfolio
      New York Portfolio
      Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
      Prime Portfolio
      Government Portfolio
      General Municipal Portfolio

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

                      (This page left intentionally blank.)

ALLIANCE UTILITY INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

UIFAR